Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

8. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	December 31,	June 30,
	2023	2024

Technical service fee payable	$2,174	$-
Payroll payable	820	723
Value added taxes and other taxes payable	750	490
Subscription amount received for unvested restricted shares	592	578
Other accrued expenses	473	471
	$4,809	$2,262